Segmental reporting - Analysis of results by business (Details) £ in Millions		1 Months Ended	12 Months Ended
		Dec. 31, 2019 GBP (£) Employees	Dec. 31, 2019 GBP (£) Employees	Dec. 31, 2018 GBP (£) Employees		Dec. 31, 2017 GBP (£) Employees
Disclosure of operating segments [line items]
Total income			£ 21,632	£ 21,136	[1],[2]	£ 21,076	[2]
Credit impairment charges			(1,912)	(1,468)	[2]	(2,336)	[2],[3]
Net operating income/(expenses)			19,720	19,668	[2]	18,740	[2]
Operating costs			(13,359)	(13,627)
UK Bank levy			(226)	(269)		(365)
GMP charge				(140)
Litigation and conduct			(1,849)	(2,207)
Operating expenses			(15,434)	(16,243)	[2]	(15,456)	[2]
Other net (expenses)/income	[4]		71	69
Profit/(loss) before tax			4,357	3,494	[2]	3,541	[2]
Total assets		£ 1,140,229	£ 1,140,229	£ 1,133,300		£ 1,133,200
Number of employees (full time equivalent) | Employees		0	0	83,500		79,900
Average number of employees (full time equivalent) | Employees		82,700
Continuing operations [member]
Disclosure of operating segments [line items]
Total income	[5]		£ 21,632	£ 21,136		£ 21,076
Credit impairment charges						(2,336)
Net operating income/(expenses)						18,740
Operating costs						(13,884)
UK Bank levy						(365)
Litigation and conduct						(1,207)
Operating expenses						(15,456)
Other net (expenses)/income	[4]					257
Profit/(loss) before tax			4,357	3,494		3,541
Operating segments [member] | Barclays UK [member]
Disclosure of operating segments [line items]
Total income			7,353	7,383	[1]
Credit impairment charges			(712)	(826)
Net operating income/(expenses)			6,641	6,557
Operating costs			(3,996)	(4,075)
UK Bank levy			(41)	(46)
GMP charge				0
Litigation and conduct			(1,582)	(483)
Operating expenses			(5,619)	(4,604)
Other net (expenses)/income	[4]		0	3
Profit/(loss) before tax			1,022	1,956
Total assets		£ 257,800	£ 257,800	£ 249,700		£ 237,400
Number of employees (full time equivalent) | Employees		0	0	22,600		22,800
Operating segments [member] | Barclays UK [member] | Continuing operations [member]
Disclosure of operating segments [line items]
Total income						£ 7,383
Credit impairment charges						(783)
Net operating income/(expenses)						6,600
Operating costs						(4,030)
UK Bank levy						(59)
Litigation and conduct						(759)
Operating expenses						(4,848)
Other net (expenses)/income	[4]					(5)
Profit/(loss) before tax						1,747
Operating segments [member] | Barclays International [member]
Disclosure of operating segments [line items]
Total income			£ 14,675	£ 14,026	[1]
Credit impairment charges			(1,173)	(658)
Net operating income/(expenses)			13,502	13,368
Operating costs			(9,163)	(9,324)
UK Bank levy			(174)	(210)
GMP charge				0
Litigation and conduct			(116)	(127)
Operating expenses			(9,453)	(9,661)
Other net (expenses)/income	[4]		69	68
Profit/(loss) before tax			4,118	3,775
Total assets		£ 861,400	£ 861,400	£ 862,100		£ 856,100
Number of employees (full time equivalent) | Employees		0	0	12,400		11,500
Operating segments [member] | Barclays International [member] | Continuing operations [member]
Disclosure of operating segments [line items]
Total income						£ 14,382
Credit impairment charges						(1,506)
Net operating income/(expenses)						12,876
Operating costs						(9,321)
UK Bank levy						(265)
Litigation and conduct						(269)
Operating expenses						(9,855)
Other net (expenses)/income	[4]					254
Profit/(loss) before tax						3,275
Operating segments [member] | Barclays Non-core [member]
Disclosure of operating segments [line items]
Total assets	[6]					£ 0
Number of employees (full time equivalent) | Employees	[6]					0
Operating segments [member] | Barclays Non-core [member] | Continuing operations [member]
Disclosure of operating segments [line items]
Total income	[6]					£ (530)
Credit impairment charges	[6]					(30)
Net operating income/(expenses)	[6]					(560)
Operating costs	[6]					(256)
UK Bank levy	[6]					0
Litigation and conduct	[6]					(28)
Operating expenses	[6]					(284)
Other net (expenses)/income	[4],[6]					197
Profit/(loss) before tax	[6]					(647)
Total assets						£ 0
Number of employees (full time equivalent) | Employees						0
Head Office [member]
Disclosure of operating segments [line items]
Total income			£ (396)	£ (273)	[1]
Credit impairment charges			(27)	16
Net operating income/(expenses)			(423)	(257)
Operating costs			(200)	(228)
UK Bank levy			(11)	(13)
GMP charge				(140)
Litigation and conduct			(151)	(1,597)
Operating expenses			(362)	(1,978)
Other net (expenses)/income	[4]		2	(2)
Profit/(loss) before tax			(783)	(2,237)
Total assets		£ 21,000	£ 21,000	£ 21,500		£ 39,700	[7]
Number of employees (full time equivalent) | Employees		0	0	48,500		45,600	[7]
Head Office [member] | Continuing operations [member]
Disclosure of operating segments [line items]
Total income	[7]					£ (159)
Credit impairment charges	[7]					17
Net operating income/(expenses)	[7]					(176)
Operating costs	[7]					277
UK Bank levy	[7]					41
Litigation and conduct	[7]					151
Operating expenses	[7]					469
Other net (expenses)/income	[7]					(189)
Profit/(loss) before tax	[7]					£ (834)

[1]

During 2018, £ 351 m of certain legacy capital i nstrument funding costs were charged to Head Office, the impact of which would have been materially the same i f the charges had been included in full year 2017

[2]

From 2 019, due to an IAS 12 update, the tax relief on payments in relation to AT1 instruments has been recognised in the tax charge of the income statement, whereas it was previously recorded in retained earnings. Comparatives have been restated, reducing the tax charge for 2018 by £ 211 m and 2017 by £ 174 m. This change does not impact EPS . Further detail can be found in Note 1

[3]	The comparatives for 2017 are presented on an IAS 39 basis
[4]

Other net income/(expenses) represents the share of post-tax results of associates and joint ventures, p rofit (or loss) on disposal of subsidiaries, associates and joint ventures, and gains on acquisitions

[5]

The geographical analysis is now based on the location of office where the transactions are recorded, whereas it was previously based on counterparty location. The new approach is better aligned to the geo graphical view of the business following the implementation of structural reform . Prior year comparatives have been restated

[6]

The Non-Core segment was closed on 1 July 2017 with the residual assets and liabilities reintegrated into, and associated financial performance subsequently reported in, Barclays UK, Barclays International and Head Office. Financial results up until 30 June 2017 are reflected in the Non-Core segment for 2017. Comparative results have not been restated

[7]

The reintegration of Non-Core assets on 1 July 2017 resulted in the transfer of c.£ 9 bn of assets into Head Office relating to a portfolio of Italian mortgages. The portfolio generated a loss before tax of £ 37 m in the second half of the year and included assets of £ 9 bn as at 31 December 2017